COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Dec. 17, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Loss Contingencies [Line Items]
Purcahse obligations		$ 0
Commercial Property Purchase Agreement
Loss Contingencies [Line Items]
Cash consideration | ¥	¥ 1,353,638
Purcahse obligations		$ 639,062